22. Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Revenue Tables Abstract
Schedule of deferred revenue
	2018	2017

Deferred revenues	1,313,467	1,471,363

Prepaid services to be provided (1)	301,621	388,301
Government grants (2)	63,731	89,036
Network swap (3)	11,449	20,191
Anticipated receipts	18,626	22,627
Deferred revenue for sale of towers (4)	897,112	951,208
Contractual liability (Note 2.f)	20,928	-

Current portion	(406,867)	(480,431)
Non-current portion	906,600	990,932

(1) This refers to the reloading of voice and data credits not yet used by customers involving prepaid system services, which are appropriated to income when customers actually avail themselves of these services.

(2) Refers to the release of funds under the credit facility from the BNDES Investment Sustainment Program (BNDES PSI). The total sum of the subsidies granted by the BNDES through December 31, 2018, was R$203 million. This amount is being amortized according to the useful life of the asset being financed and appropriated to the “Other income (expenses), net” (Note 28).

(3) Refers mainly to the transfer of onerous contracts and reciprocal fiber optic infrastructure (Note 11).

(4) Refers to amounts to be appropriated from sales of towers (Note 15).